Contract revenues and other operating income (Tables)	6 Months Ended
Jun. 30, 2026
Contract revenues
Schedule of contract revenues

	For the Six Months
	Ended June 30,
in CHF thousands	2026	2025
Takeda	5,232	2,296
Lilly	11,000	—
Total contract revenue	16,232	2,296